Borrowings (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings (Details) [Line Items]
Lease interest rate percentage	12.35%	12.35%
Minimum [Member]
Borrowings (Details) [Line Items]
Lease interest rate percentage		4.00%
Maximum [Member]
Borrowings (Details) [Line Items]
Lease interest rate percentage			12.00%